ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
ACQUISITIONS
Schedule of aggregate purchase consideration for the acquired assets, net of the assumed liabilities

Cash paid for acquisition	$138,272
Total purchase price to allocate	$138,272

Schedule of allocation of the purchase price to assets acquired and liabilities assumed

Cash and cash equivalents	$16,312
Other current assets	1,213
Property, plant and mine development	123,810
Investments	11,597
Accounts payable, accruals and other liabilities	(8,767)
Long-term debt	(4,760)
Lease obligations	(1,069)
Other liabilities	(64)
Total assets acquired, net of liabilities assumed	$138,272